Summary of significant accounting policies - Exchange rates (Details)	12 Months Ended
	Jun. 30, 2026 € / £	Jun. 30, 2026 $ / £ € / £	Jun. 30, 2025 € / £	Jun. 30, 2025 $ / £ € / £	Jun. 30, 2024 € / £	Jun. 30, 2024 $ / £ € / £	Jun. 30, 2026 $ / £	Jun. 30, 2025 $ / £	Jun. 30, 2024 $ / £
Exchange rates
Closing rate	1.1615	1.1615	1.1667	1.1667	1.1799	1.1799	1.3272	1.3709	1.2643
Average rate	1.151	1.3421	1.1908	1.2972	1.1652	1.2605